Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 1,346,611	$ 699,520	$ 28,088	$ 8,361	$ 713	$ 2,083,293